Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Valuation and Qualifying Accounts Disclosure [Table Text Block]
		Additions
DESCRIPTION	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses		Charged to Other Accounts	Deductions / (Recoveries)		Balance at End of Year

Year ended December 31, 2022
Allowance for credit losses	$265	$32		$-	$37	(1)	$260
Deferred tax asset valuation allowance	$2,351	$137	(2)	$-	$-		$2,488

Year ended December 31, 2021
Allowance for credit losses	$265	$36		$-	$36	(1)	$265
Deferred tax asset valuation allowance	$2,269	$82	(2)	$-	$-		$2,351